Consolidated statements of changes in equity - EUR (€) € in Thousands	Total	Common stock Class A common stock	Common stock Class B common stock	Treasury stock - Class A Common stock	Reserves	Retained earnings (accumulated deficit)	Accumulated other comprehensive income/(loss)	Contribution from Parent
Beginning balance at Dec. 31, 2019	€ 894,787	€ 3,049	€ 181,013	€ 0	€ 781,060	€ (192,704)	€ 62	€ 122,307
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income/(loss)	(245,378)					(245,378)
Other comprehensive income (net of tax)	(58)						(58)
Share-based compensation expense	15,079				15,079
Conversion of Class B shares	0	210	(2,100)		1,890
Issued capital, options exercised	87	99			(12)
Ending balance at Dec. 31, 2020	664,517	3,358	178,913	0	798,017	(438,082)	4	122,307
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income/(loss)	10,704					10,704
Other comprehensive income (net of tax)	32						32
Share-based compensation expense	17,261				17,261
Conversion of Class B shares	0	2,174	(21,735)		19,561
Issued capital, options exercised	1,270	270			1,000
Ending balance at Dec. 31, 2021	693,784	5,802	157,178	0	835,839	(427,378)	36	122,307
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income/(loss)	(127,218)					(127,218)
Other comprehensive income (net of tax)	18						18
Share-based compensation expense	15,342				15,342
Conversion of Class B shares	0	1,469	(14,692)		13,223
Issued capital, options exercised	69	187			(118)
Repurchase of common stock	(20,259)			(20,259)
Reissuance of treasury stock	0			299	(299)
Ending balance at Dec. 31, 2022	€ 561,736	€ 7,458	€ 142,486	€ (19,960)	€ 863,987	€ (554,596)	€ 54	€ 122,307